Revenue from services rendered (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Revenue from services rendered [Abstract]
Gross revenue from services	R$ 824,919	R$ 786,541
Discounts and cancellations	(4,219)	(2,234)
Taxes levied - PIS	(13,053)	(13,436)
Taxes levied - COFINS	(58,977)	(61,474)
Taxes levied - ICMS	(585)	(967)
Taxes levied - ISS	(39,088)	(37,025)
Net revenue from services rendered	R$ 708,997	R$ 671,405